Advances to Suppliers	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to Suppliers

Note 6 – Advances to Suppliers

The Company makes advances to certain vendors for inventory purchases. The advances on inventory purchases were $7,875,174 and $ 4,689,148 as of June 30, 2025 and December 31, 2024, respectively. No impairment charges were made on advances to suppliers for the six months ended June 30, 2025 and the twelve months ended December 31, 2024.

Note 6 – Advances to Suppliers

The Company makes advances to certain vendors for inventory purchases. The advances on inventory purchases were $4,689,148 and $ 93,740 as of December 31, 2024 and 2023, respectively. No impairment charges were made on advances to suppliers for the years ended December 31, 2024 and 2023.